TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
TAXES ON INCOME
NOTE 16: - TAXES ON INCOME

a.	Tax rates applicable to the Company and its subsidiaries:

1.	The Israeli corporate income tax rate was 23% for all years presented.

2.
The Company’s U.S. subsidiaries, Evogene Inc., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc., and AgPlenus Inc., are subject to U.S. income taxes.

During the years 2022 through 2024, the tax rates applicable to those companies, based on the main state where the companies had the most presence, were 21% (federal tax applicable for the years 2022, 2023 and 2024), approximately 3.41% (state tax applicable for the years 2023 and 2024) and approximately 6.5% (state tax applicable for the 2022).

b.	Tax assessments: Evogene Ltd., Lavie Bio Ltd., AgPlenus Ltd., Biomica Ltd., Canonic Ltd. and Casterra Ag Ltd. received final tax assessments, through the 2019 tax year.

c.
Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2024, Evogene Ltd. and its Israeli subsidiaries have carryforward operating tax losses amounting to approximately $131,980 and $86,230, respectively, which can be carried forward for an indefinite period.

d.
Deferred taxes:

The Company did not record deferred tax assets with respect to net operating losses   incurred by the Company and the Israeli subsidiaries since it is not probable that they will generate a taxable income in future years.

During 2023 the Company recorded a reduction in current tax liability in one of its U.S. subsidiaries in the amount of $150 offset by a decrease in deferred tax asset in the amount of $94 that was recorded as of December 31, 2022 with respect to the amortization of research and development expenses within the scope of U.S. Internal Revenue Code section 174 over five years.

e.
Theoretical tax:

The Company has incurred operating losses during the years ended December 31, 2024, 2023 and 2022 for which deferred taxes were not recorded, as mentioned in Note 16d. The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and is therefore not presented.